CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net Loss	$ (12,134,310)	$ (6,619,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,844,170	1,540,415
Provision for allowance of doubtful accounts	245,224	645,117
Share-based compensation expense	2,145,240	2,365,257
Amortization of issuance cost and debt discounts related to convertible notes	1,609,658
Change in fair value of derivatives	(85,227)
Loss on disposal of property and equipment	(9,362)	(13,329)
Share of loss in equity method investment	3,883
Noncash lease expense	768,735
Changes in assets and liabilities:
Accounts receivable	(3,159,059)	(7,758,577)
Prepaid expenses and other current assets	3,130,888	(2,212,436)
Other non-current assets	(271,642)	(522,341)
Accounts payable	(25,939,096)	28,487,419
Accrued salary and benefits	(2,701,173)	1,066,086
Accrued expenses and other current liabilities	(4,136,119)	2,278,206
Operating lease liabilities	(1,031,554)
Deferred revenue	(721,749)	1,139,348
Other non-current liabilities	(73,277)	(34,032)
Net cash provided by (used in) operating activities	(40,514,770)	20,361,994
Cash flows from investing activities:
Purchases of property, equipment and intangible assets	(610,463)	(1,507,494)
Purchases of short-term investments		(13,000,000)
Maturity of short-term investments		21,188
Purchases of long-term investments	(314,091)	(141,253)
Net cash used in investing activities	(924,554)	(14,627,559)
Cash flows from financing activities:
Proceeds from short-term borrowings	65,182,723	14,571,130
Repayment of short-term borrowings	(61,057,629)	(8,865,969)
Proceeds from issuance of ordinary shares upon exercise of share options	37,521	235,778
Proceeds from issuance of convertible notes, net of debt discounts and issuance cost of US$2.8 million	27,175,000
Cash paid to settle vested share options and restricted shares		(823,226)
Payments of share repurchases	(1,322,195)	(5,871,945)
Net cash (used in) provided by financing activities	30,015,420	(754,232)
Net increase (decrease) in cash, cash equivalents, and restricted cash	(11,423,904)	4,980,203
Cash, cash equivalents, and restricted cash at beginning of period	49,622,714
Effect of exchange rate changes on cash, cash equivalents and restricted cash	761,453	(25,117)
Cash, cash equivalents, and restricted cash at end of period	38,960,263	64,921,117
Supplemental disclosure of cash flow information:
Income taxes paid	25	3,200
Interest paid	262,215	249,187
Supplemental disclosure of noncash investing and financing activities:
Purchases of property and equipment included in payables	231,823	$ 54,814
Conversion of convertible notes into ordinary shares	$ 10,494,517